Personnel Expenses - Personnel Expenses by Functions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 63,567	¥ 59,736	¥ 56,043
Network operations and support [member]
Disclosure of personnel expenses [line items]
Personnel expenses	42,214	40,388	38,574
Selling, general and administrative [member]
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 21,353	¥ 19,348	¥ 17,469